Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities:
Net Loss	$ (192,804)		$ (297,519)	$ (4,515)
Adjustments to reconcile net (loss) to net cash used in operating activities:
Depreciation & amortization
Stock issued for services			15,924
Net change in operating assets and liabilities:
Decrease in prepaid expenses	13,201		(13,000)
Increase in related party payable	135,174		(45,798)	2,515
(Decrease) Increase in accounts payable	(1,926)		(10,728)	2,000
Net Cash Used in Operating Activities	(46,354)		(351,091)
Cash Flows from Investing Activities
Cash Flows from Financing Activities
Sale of units	205,036		351,091
Cash Flows from Financing Activities	205,036		351,091
Net Change in Cash & Cash Equivalents	158,683
Beginning Cash & Cash Equivalents
Ending Cash & Cash Equivalents	$ 158,683